SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 5.2%
	United States Treasury Notes,
	0.125% due 12/31/2022 - 5/31/2023	$2,615,000	$ 2,565,427
	1.25% due 7/31/2023	1,000,000	982,070
	1.625% due 4/30/2023	1,000,000	989,726
	1.75% due 5/15/2023	1,000,000	990,195
	2.125% due 12/31/2022	495,000	493,956
	2.375% due 1/31/2023	1,000,000	998,711
	Total U.S. Treasury Securities (Cost $7,078,018)		7,020,085
	U.S. Government Agencies — 0.0%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	1.394% (LIBOR 3 Month + 0.35%) due 4/15/2025	30,000	30,083
[b]	1.70% due 12/20/2022	5,000	4,878
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	6,396	6,430
	Series 2009-20E Class 1, 4.43% due 5/1/2029	20,799	20,710
	Total U.S. Government Agencies (Cost $62,329)		62,101
	Mortgage Backed — 4.2%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	30,222	29,424
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	26,271	24,885
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	15,973	15,860
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	288,319	255,005
	COMM Mortgage Trust, CMBS,
	Series 2012-CR3 Class A3, 2.822% due 10/15/2045	46,600	46,483
	Series 2012-CR5 Class ASB, 2.388% due 12/10/2045	2,442	2,442
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 5.039% (LIBOR 1 Month + 3.71%) due 8/15/2023	300,000	296,072
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	122,458	111,190
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through Certificates, CMBS, Series K036 Class A1, 2.777% due 4/25/2023	43,203	43,028
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 1.674% (LIBOR 1 Month + 0.35%) due 11/15/2040	10,252	10,252
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	31,396	30,856
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	22,983	22,380
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	90,069	87,987
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	44,011	44,462
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	17,795	16,426
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	25,349	24,029
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	323,288	312,058
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	181,736	174,181
[c]	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2012-HSBC Class A, 3.093% due 7/5/2032	438,128	438,158
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	93,926	92,927
[a,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1, 3.875% due 9/25/2056	635,433	613,002
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS,
[a]	Series 2013-C10 Class ASB, 3.912% due 7/15/2046	164,320	164,547
	Series 2013-C7 Class AAB, 2.469% due 2/15/2046	13,282	13,264
	Series 2016-C31 Class A3, 2.731% due 11/15/2049	67,415	66,336
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 3.124% (LIBOR 1 Month + 1.50%) due 6/25/2057	19,099	19,041
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	839,415	805,763
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	6,263	6,175
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	9,761	9,686
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	32,703	32,022
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	1,262,422	1,254,514
[a,c]	Series 2019-HY2 Class A1, 2.624% (LIBOR 1 Month + 1.00%) due 5/25/2058	61,425	60,714
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	440,564	434,857
	WFRBS Commercial Mortgage Trust, CMBS,
	Series 2013-C14 Class ASB, 2.977% due 6/15/2046	31,013	30,873
	Series 2013-C17 Class ASB, 3.558% due 12/15/2046	185,609	185,348
	Total Mortgage Backed (Cost $5,945,377)		5,774,247

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 50.2%
	Auto Receivables — 16.2%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 84,477	$ 82,745
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	546,633	541,614
	ACC Trust,
[c]	Series 2021-1 Class A, 0.74% due 11/20/2023	8,508	8,496
[c]	Series 2022-1 Class A, 1.19% due 9/20/2024	609,770	601,055
	ACM Auto Trust,
[c]	Series 2022-1A Class A, 3.23% due 4/20/2029	784,490	781,835
[c]	Series 2022-1A Class B, 4.47% due 4/20/2029	500,000	496,523
	American Credit Acceptance Receivables Trust,
[c]	Series 2018-3 Class E, 5.17% due 10/15/2024	1,200,988	1,201,468
[c]	Series 2020-4 Class B, 0.85% due 12/13/2024	79,548	79,507
[c]	Series 2021-4 Class A, 0.45% due 9/15/2025	125,851	124,169
[c]	ARI Fleet Lease Trust, Series 2019-A Class A2A, 2.41% due 11/15/2027	42,322	42,317
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	128,260	128,239
[c]	Avid Automobile Receivables Trust, Series 2020-1 Class A, 0.61% due 1/15/2025	141,027	139,346
	California Republic Auto Receivables Trust, Series 2018-1 Class C, 3.87% due 10/16/2023	510,414	510,456
	Capital One Prime Auto Receivables Trust, Series 2020-1 Class A3, 1.60% due 11/15/2024	561,413	557,469
	CarNow Auto Receivables Trust,
[c]	Series 2019-1A Class C, 3.36% due 6/17/2024	398,677	398,136
[c]	Series 2021-1A Class A, 0.97% due 10/15/2024	210,557	209,876
[c]	Series 2021-2A Class A, 0.73% due 9/15/2023	257,025	256,289
	Carvana Auto Receivables Trust,
	Series 2021-N2 Class A1, 0.32% due 3/10/2028	76,079	74,489
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	879,035	861,127
[c]	Series 2021-N3 Class N, 2.53% due 6/12/2028	130,400	130,326
	Series 2021-P4 Class A2, 0.82% due 4/10/2025	1,376,129	1,351,079
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	555,700	545,979
[c]	CIG Auto Receivables Trust, Series 2019-1A Class B, 3.59% due 8/15/2024	19,581	19,578
	CPS Auto Receivables Trust,
[c]	Series 2020-A Class C, 2.54% due 12/15/2025	379,167	378,630
[c]	Series 2021-B Class A, 0.37% due 3/17/2025	35,325	35,174
[c]	Series 2022-A Class A, 0.98% due 4/16/2029	763,445	750,571
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	194,897	189,969
	Drive Auto Receivables Trust, Series 2021-1 Class B, 0.65% due 7/15/2025	500,000	497,200
	DT Auto Owner Trust,
[c]	Series 2020-3A Class B, 0.91% due 12/16/2024	615,000	610,455
[c]	Series 2021-1A Class A, 0.35% due 1/15/2025	69,322	68,992
[c]	Series 2021-2A Class A, 0.41% due 3/17/2025	361,189	358,679
[c]	Series 2021-4A Class A, 0.56% due 9/15/2025	419,751	411,826
[c]	Series 2022-1A Class A, 1.58% due 4/15/2026	492,464	484,177
	FHF Trust,
[c]	Series 2020-1A Class A, 2.59% due 12/15/2023	15,605	15,593
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	66,633	63,778
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	135,899	129,720
	First Investors Auto Owner Trust,
[c]	Series 2020-1A Class C, 2.55% due 2/17/2026	1,000,000	992,648
[c]	Series 2021-1A Class A, 0.45% due 3/16/2026	111,651	110,451
[c]	Flagship Credit Auto Trust, Series 2020-4 Class A, 0.53% due 4/15/2025	274,605	273,186
	Ford Credit Auto Owner Trust, Series 2021-A Class A2, 0.17% due 10/15/2023	34,454	34,402
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class B, 2.78% due 9/16/2024	260,597	260,524
[c]	Series 2020-1A Class B, 2.43% due 11/15/2024	132,412	132,207
[c]	Series 2021-4A Class A, 0.84% due 7/15/2025	259,356	254,850
	GM Financial Automobile Leasing Trust, Series 2020-3 Class A4, 0.51% due 10/21/2024	175,000	173,097
	Honda Auto Receivables Owner Trust, Series 2020-3 Class A3, 0.37% due 10/18/2024	626,340	615,295
[c]	Hyundai Auto Lease Securitization Trust, Series 2020-B Class A3, 0.51% due 9/15/2023	146,920	146,290
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	371,020	357,227
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	236,845	232,629
	Mercedes-Benz Auto Lease Trust, Series 2021-B Class A2, 0.22% due 1/16/2024	53,595	53,287
[a,c]	Navistar Financial Dealer Note Master Trust, Series 2020-1 Class A, 2.574% (LIBOR 1 Month + 0.95%) due 7/25/2025	123,000	122,970

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Nissan Auto Receivables Owner Trust, Series 2019-B Class A4, 2.54% due 12/15/2025	$ 300,000	$ 298,472
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	748,160	740,879
[b,c]	Oscar US Funding XI LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	10,318	10,317
	Santander Consumer Auto Receivables Trust,
[c]	Series 2020-AA Class B, 2.26% due 12/15/2025	1,000,000	993,474
[c]	Series 2021-CA Class B, 1.44% due 4/17/2028	89,628	89,178
[c]	Tesla Auto Lease Trust, Series 2021-A Class A2, 0.36% due 3/20/2025	297,145	293,018
	United Auto Credit Securitization Trust,
[c]	Series 2021-1 Class B, 0.68% due 3/11/2024	332,936	331,890
[c]	Series 2022-1 Class A, 1.11% due 7/10/2024	312,277	309,683
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	170,750	168,953
	Veros Auto Receivables Trust,
[c]	Series 2021-1 Class A, 0.92% due 10/15/2026	460,708	450,785
[c]	Series 2022-1 Class A, 3.47% due 12/15/2025	605,514	600,215
[c]	Westlake Automobile Receivables Trust, Series 2019-2A Class D, 3.20% due 11/15/2024	587,042	585,395
	World Omni Auto Receivables Trust, Series 2019-C Class A3, 1.96% due 12/16/2024	394,141	392,738
			22,160,942
	Credit Card — 2.0%
[c]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	200,000	196,143
[c]	Genesis Private Label Amortizing Trust, Series 2020-1 Class C, 4.19% due 7/20/2030	45,685	45,604
[c]	Genesis Sales Finance Master Trust, Series 2020-AA Class A, 1.65% due 9/22/2025	175,000	172,176
[c]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class A, 1.54% due 3/20/2026	975,000	927,665
[c]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	859,000	827,242
[c]	Perimeter Master Note Business Trust, Series 2019-2A Class C, 7.06% due 5/15/2024	500,000	500,273
			2,669,103
	Other Asset Backed — 24.7%
	Affirm Asset Securitization Trust,
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	1,565,020	1,561,713
[c]	Series 2020-Z2 Class A, 1.90% due 1/15/2025	77,512	75,897
[c]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	1,099,330	1,070,229
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	211,874	211,556
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	25,210	25,039
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A1, 0.335% due 1/20/2023	14,688	14,668
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	248,646	240,671
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	50,278	49,700
[a,c]	Bayview Opportunity Master Fund Trust, Series 2017-RT3 Class A, 3.50% due 1/28/2058	25,075	24,613
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	139,346	132,360
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	63,833	62,103
[c]	CCG Receivables Trust, Series 2019-2 Class A2, 2.11% due 3/15/2027	222,593	222,094
[c]	Conn’s Receivables Funding LLC, Series 2021-A Class A, 1.05% due 5/15/2026	95,287	93,602
[c]	Consumer Lending Receivables Trust, Series 2019-A Class C, 5.26% due 4/15/2026	696,911	695,267
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1 Class C, 4.66% due 7/15/2026	1,295,351	1,293,179
[c]	Consumer Underlying Bond Securitization, Series 2018-1 Class A, 4.79% due 2/17/2026	78,433	78,433
[c]	Dell Equipment Finance Trust, Series 2021-1 Class A2, 0.33% due 5/22/2026	195,912	194,417
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	63,168	62,283
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	79,635	76,764
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	54,124	53,253
[c]	DLL LLC, Series 2019-DA1 Class A4, 2.92% due 4/20/2027	356,031	355,340
	Encina Equipment Finance LLC,
[c]	Series 2021-1A Class A1, 0.50% due 9/15/2025	76,884	76,822
[c]	Series 2022-1A Class A1, 3.76% due 8/16/2027	234,000	233,551
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	2,091	2,090
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	927,947	916,728
	Freed ABS Trust,
[c]	Series 2021-3FP Class A, 0.62% due 11/20/2028	354,408	353,446
[c]	Series 2022-2CP Class A, 3.03% due 5/18/2029	323,291	320,588
[a,c]	Gracie Point International Funding, Series 2020-B Class A, 2.462% (LIBOR 1 Month + 1.40%) due 5/2/2023	749,971	749,670
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 2.344% (LIBOR 1 Month + 1.02%) due 7/15/2039	100,000	95,409
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	61,232	59,128
[a,c]	Invitation Homes Trust, Series 2018-SFRI Class A, 2.223% (LIBOR 1 Month + 0.70%) due 3/17/2037	587,801	581,211
[c]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	22,540	22,424

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	$ 222,000	$ 220,740
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	150,000	147,051
[c]	Series 2021-A Class A, 1.00% due 12/15/2028	46,660	46,342
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	71,530	70,137
[c]	Series 2022-A Class A, 1.68% due 6/15/2029	474,693	465,741
	LendingPoint Pass-Through Trust,
[c]	Series 2012-ST3 Class A, 4.00% due 5/15/2028	447,605	437,999
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	430,788	414,177
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	364,923	354,008
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	616,676	594,999
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	166,771	163,917
	Mariner Finance Issuance Trust,
[c]	Series 2019-AA Class A, 2.96% due 7/20/2032	700,000	688,906
[c]	Series 2019-AA Class B, 3.51% due 7/20/2032	490,000	472,192
	Marlette Funding Trust,
[c]	Series 2019-1A Class C, 4.42% due 4/16/2029	291,715	290,531
[c]	Series 2019-4A Class B, 2.95% due 12/17/2029	48,052	48,028
[c]	Series 2019-4A Class C, 3.76% due 12/17/2029	1,200,000	1,182,328
[c]	Series 2020-1A Class C, 2.80% due 3/15/2030	669,246	668,048
[c]	Series 2021-1A Class A, 0.60% due 6/16/2031	49,999	49,878
[c]	Series 2021-1A Class B, 1.00% due 6/16/2031	725,000	708,985
[c]	Series 2021-3, Class A, 0.65% due 12/15/2031	228,522	223,749
	MMAF Equipment Finance LLC,
[c]	Series 2014-AA Class A5, 2.33% due 12/8/2025	581,952	581,500
[c]	Series 2017-AA Class A5, 2.68% due 7/16/2027	449,644	448,985
[c]	Series 2020-B, Class A2, 0.38% due 8/14/2023	253,122	251,502
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero coupon due 6/22/2043	252,104	234,748
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	535,000	510,884
[c]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	1,421,000	1,394,276
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	750,000	716,360
[c]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	1,141,200	1,130,116
[c]	Oportun Funding LLC, Series 2022-1 Class A, 3.25% due 6/15/2029	610,086	600,743
	Pagaya AI Debt Selection Trust,
[c]	Series 2020-3 Class A, 2.10% due 5/17/2027	8,894	8,882
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	747,428	728,301
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	371,136	360,386
[c]	Pagaya AI Debt Trust, Series 2022-1 Class A, 2.03% due 10/15/2029	201,277	194,462
	Pawnee Equipment Receivables LLC,
[c]	Series 2019-1 Class A2, 2.29% due 10/15/2024	17,101	17,070
[c]	Series 2020-1 Class A, 1.37% due 11/17/2025	151,876	149,851
[c]	Pawneee Equipment Receivables LLC, Series 2021-1 Class A1, 0.302% due 10/17/2022	38,026	37,989
[c]	PFS Financing Corp., Series 2019-C Class A, 2.23% due 10/15/2024	947,000	943,374
[c]	Prosper Marketplace Issuance Trust, Series 2019-4A Class C, 4.95% due 2/17/2026	678,773	677,737
	PSNH Funding LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	32,024	31,929
[c]	SoFi Consumer Loan Program Trust, Series 2019-4 Class C, 2.84% due 8/25/2028	1,091,259	1,086,872
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	433,968	432,509
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	450,000	410,412
[c]	SPS Servicer Advance Receivables Trust II, Series 2020-T1 Class AT1, 1.28% due 11/15/2052	513,333	507,713
	Theorem Funding Trust,
[c]	Series 2020-1A Class B, 3.95% due 10/15/2026	614,661	612,627
[c]	Series 2021-1A Class A, 1.21% due 12/15/2027	668,931	651,937
[c]	Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88% due 3/25/2024	700,000	693,968
	Upstart Pass-Through Trust,
[c]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	88,602	86,902
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	150,743	148,511
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	28,907	28,252
	Upstart Securitization Trust,
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	19,924	19,908
[c]	Series 2020-1 Class B, 3.093% due 4/22/2030	180,541	179,813
[c]	Series 2020-2 Class A, 2.309% due 11/20/2030	655,675	636,297
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	396,507	394,715
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	35,864	35,463

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	$ 60,746	$ 59,191
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	907,094	880,677
	Verizon Owner Trust, Series 2019-B Class A1A, 2.33% due 12/20/2023	515,330	515,144
			33,652,010
	Student Loan — 7.3%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-C Class A2B, 2.81% due 11/25/2042	1,356,063	1,352,704
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	517,658	508,903
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 1.934% (LIBOR 1 Month + 0.31%) due 5/25/2032	399,407	376,887
	Navient Private Education Loan Trust,
[c]	Series 2014-AA Class A2A, 2.74% due 2/15/2029	112,824	111,915
[a,c]	Series 2014-AA Class A2B, 2.574% (LIBOR 1 Month + 1.25%) due 2/15/2029	99,201	99,167
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	1,197,875	1,182,932
[a,c]	Series 2017-A Class A2B, 2.224% (LIBOR 1 Month + 0.90%) due 12/16/2058	42,354	42,229
[a,c]	Series 2018-BA Class A2B, 2.044% (LIBOR 1 Month + 0.72%) due 12/15/2059	71,598	70,975
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	1,096,639	1,093,003
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 2.374% (LIBOR 1 Month + 0.75%) due 3/25/2066	22,764	22,656
[a,c]	Series 2019-BA Class A2B, 2.304% (LIBOR 1 Month + 0.98%) due 12/15/2059	418,222	415,355
[a,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 3.374% (LIBOR 1 Month + 1.75%) due 12/26/2040	5,252	5,253
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 2.424% (LIBOR 1 Month + 0.80%) due 12/26/2033	89,725	88,743
[a,c]	Series 2015-3A Class A2, 2.224% (LIBOR 1 Month + 0.60%) due 2/27/2051	36,150	35,729
[a,c]	Series 2021-DA Class AFL, 2.285% (LIBOR 1 Month + 0.69%) due 4/20/2062	187,856	184,172
[a,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 2.174% (LIBOR 1 Month + 0.55%) due 5/25/2057	15,710	15,200
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 2.874% (LIBOR 1 Month + 1.25%) due 7/25/2051	150,160	146,176
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 2.174% (LIBOR 1 Month + 0.55%) due 6/25/2043	27,447	26,372
[a]	Series 2013-6 Class A3, 2.274% (LIBOR 1 Month + 0.65%) due 6/26/2028	170,767	163,892
	SMB Private Education Loan Trust,
[a,c]	Series 2015-C Class A3, 3.274% (LIBOR 1 Month + 1.95%) due 8/16/2032	447,042	448,874
[a,c]	Series 2016-A Class A2B, 2.824% (LIBOR 1 Month + 1.50%) due 5/15/2031	445,448	443,457
[a,c]	Series 2016-B Class A2B, 2.774% (LIBOR 1 Month + 1.45%) due 2/17/2032	479,821	480,180
[a,c]	Series 2017-A Class A2B, 2.224% (LIBOR 1 Month + 0.90%) due 9/15/2034	385,381	383,040
[a,c]	Series 2017-B Class A2B, 2.074% (LIBOR 1 Month + 0.75%) due 10/15/2035	653,569	647,118
[a,c]	Series 2018-B Class A2B, 2.044% (LIBOR 1 Month + 0.72%) due 1/15/2037	776,710	767,064
[a,c]	Series 2018-C Class A2B, 2.074% (LIBOR 1 Month + 0.75%) due 11/15/2035	183,820	181,811
[a,c]	Series 2021-C Class A1, 1.724% (LIBOR 1 Month + 0.40%) due 1/15/2053	177,498	177,152
	SoFi Professional Loan Program LLC,
[c]	Series 2016-B Class A2B, 2.74% due 10/25/2032	4,267	4,145
[a,c]	Series 2016-C Class A1, 2.724% (LIBOR 1 Month + 1.10%) due 10/27/2036	202,454	202,456
[a,c]	Series 2017-A Class A1, 2.324% (LIBOR 1 Month + 0.70%) due 3/26/2040	13,248	13,226
	Towd Point Asset Trust,
[a,c]	Series 2018-SL1 Class A, 2.224% (LIBOR 1 Month + 0.60%) due 1/25/2046	146,098	145,177
[a,c]	Series 2021-SL1 Class A2, 2.312% (LIBOR 1 Month + 0.70%) due 11/20/2061	192,173	189,887
			10,025,850
	Total Asset Backed Securities (Cost $69,343,874)		68,507,905
	Corporate Bonds — 25.1%
	Automobiles & Components — 2.4%
	Automobiles — 2.4%
[c]	Daimler Finance North America LLC, 3.70% due 5/4/2023	1,250,000	1,249,625
[c]	Hyundai Capital America, 1.15% due 11/10/2022	1,250,000	1,239,025
[a,c]	Nissan Motor Acceptance Co. LLC, 2.924% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	32,976
[b]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,000
	Toyota Motor Credit Corp.,
[a]	1.194% (SOFR + 0.34%) due 10/14/2022	250,000	249,837
[a]	1.79% (SOFR + 0.28%) due 12/14/2022	500,000	499,135
			3,288,598
	Banks — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Banks — 0.8%
[a,b]	Credit Suisse AG, Series FRN 1.549% (SOFRINDX + 0.38%) due 8/9/2023	$ 300,000	$ 297,663
	HSBC USA, Inc., 3.75% due 5/24/2024	750,000	746,333
			1,043,996
	Capital Goods — 0.7%
	Machinery — 0.7%
[a]	Caterpillar Financial Services Corp., 1.484% (SOFR + 0.25%) due 5/17/2024	950,000	935,522
			935,522
	Commercial & Professional Services — 1.0%
	Commercial Services & Supplies — 1.0%
	Quanta Services, Inc., 0.95% due 10/1/2024	50,000	46,291
	Waste Management, Inc., 2.40% due 5/15/2023	1,250,000	1,241,875
			1,288,166
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
[b,c]	Panasonic Corp., 2.536% due 7/19/2022	200,000	199,902
			199,902
	Consumer Services — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
	Hyatt Hotels Corp., 1.30% due 10/1/2023	125,000	120,941
[a]	Starbucks Corp., 1.641% (SOFRINDX + 0.42%) due 2/14/2024	765,000	761,359
			882,300
	Diversified Financials — 1.3%
	Diversified Financial Services — 1.3%
[c]	Antares Holdings LP, 6.00% due 8/15/2023	250,000	252,357
	Deutsche Bank AG,
[a,b]	2.783% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	99,890
[a,b]	Series E, 1.665% (SOFR + 0.50%) due 11/8/2023	150,000	148,091
[a,b]	Mizuho Financial Group, Inc., 2.154% (LIBOR 3 Month + 0.63%) due 5/25/2024	1,350,000	1,332,814
			1,833,152
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[c]	Florida Gas Transmission Co. LLC, 3.875% due 7/15/2022	1,230,000	1,230,295
	Kinder Morgan Energy Partners LP, 3.45% due 2/15/2023	657,000	658,058
	Williams Cos., Inc., 3.70% due 1/15/2023	1,000,000	1,001,410
			2,889,763
	Food & Staples Retailing — 0.2%
	Food & Staples Retailing — 0.2%
	Walgreen Co., 3.10% due 9/15/2022	255,000	255,658
			255,658
	Food, Beverage & Tobacco — 2.2%
	Beverages — 0.3%
[b]	Diageo Capital plc, 2.625% due 4/29/2023	442,000	439,255
	Food Products — 1.3%
[b,c]	Barry Callebaut Services NV, 5.50% due 6/15/2023	1,350,000	1,354,914
	General Mills, Inc., 2.60% due 10/12/2022	300,000	300,090
	McCormick & Co., Inc., 2.70% due 8/15/2022	100,000	99,945
	Tobacco — 0.6%
[a]	BAT Capital Corp., 2.291% (LIBOR 3 Month + 0.88%) due 8/15/2022	750,000	749,618
			2,943,822
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Elevance Health, Inc., 0.45% due 3/15/2023	750,000	735,848
			735,848
	Insurance — 1.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Insurance — 1.5%
[c]	Fairfax U.S., Inc., 4.875% due 8/13/2024	$ 850,000	$ 848,130
[a,c]	Pacific Life Global Funding II, 2.313% (SOFRINDX + 0.80%) due 3/30/2025	235,000	232,697
[c]	Pricoa Global Funding I, 2.45% due 9/21/2022	750,000	750,000
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	175,000	174,979
[c]	3.85% due 9/19/2023	50,000	50,000
			2,055,806
	Materials — 1.1%
	Chemicals — 0.1%
[b,c]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.949% due 4/24/2023	260,000	77,891
	Containers & Packaging — 0.3%
	Graphic Packaging International LLC, 4.875% due 11/15/2022	475,000	475,138
	Metals & Mining — 0.7%
[b,c]	Corp. Nacional del Cobre de Chile, 3.00% due 7/17/2022	1,000,000	997,980
			1,551,009
	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
	Life Sciences Tools & Services — 0.2%
[a]	Thermo Fisher Scientific, Inc., 1.225% (SOFRINDX + 0.35%) due 4/18/2023	300,000	299,175
	Pharmaceuticals — 1.5%
[a]	AbbVie, Inc., 2.155% (LIBOR 3 Month + 0.65%) due 11/21/2022	983,000	982,774
[a,b]	AstraZeneca plc, 2.109% (LIBOR 3 Month + 0.67%) due 8/17/2023	240,000	241,733
[a,c]	Roche Holdings, Inc., 1.776% (SOFR + 0.33%) due 9/11/2023	850,000	846,353
			2,370,035
	Real Estate — 1.1%
	Equity Real Estate Investment Trusts — 1.1%
	SBA Tower Trust,
[c]	2.836% due 1/15/2050	100,000	96,508
[c]	3.448% due 3/15/2048	1,395,000	1,383,340
			1,479,848
	Software & Services — 0.7%
	Information Technology Services — 0.6%
	Moody’s Corp., 2.625% due 1/15/2023	750,000	747,705
	Software — 0.1%
	Oracle Corp., 2.625% due 2/15/2023	192,000	191,199
			938,904
	Technology Hardware & Equipment — 0.2%
	Technology Hardware, Storage & Peripherals — 0.2%
[b]	Lenovo Group Ltd., 4.75% due 3/29/2023	250,000	251,395
			251,395
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
[a]	AT&T, Inc., 2.15% (SOFRINDX + 0.64%) due 3/25/2024	750,000	742,440
			742,440
	Utilities — 6.2%
	Electric Utilities — 5.4%
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	415,000	396,192
[c]	Alliant Energy Finance LLC, 3.75% due 6/15/2023	188,000	187,930
[a]	Dominion Energy, Inc., Series D, 2.359% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	223,826
	DTE Energy Co., 2.25% due 11/1/2022	600,000	597,906
	Duke Energy Corp.,
[a]	1.688% (SOFR + 0.25%) due 6/10/2023	135,000	133,902
	2.40% due 8/15/2022	120,000	119,908
	Evergy Metro, Inc., 3.15% due 3/15/2023	1,000,000	994,820
[a]	Mississippi Power Co., Series A, 1.811% (SOFR + 0.30%) due 6/28/2024	750,000	729,060
[a]	National Rural Utilities Cooperative Finance Corp., 1.565% (SOFR + 0.40%) due 8/7/2023	250,000	249,133

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	NextEra Energy Capital Holdings, Inc.,
[a]	1.775% (LIBOR 3 Month + 0.27%) due 2/22/2023	$ 200,000	$ 198,812
[a]	2.066% (SOFRINDX + 1.02%) due 3/21/2024	375,000	371,944
	OGE Energy Corp., 0.703% due 5/26/2023	725,000	704,272
	PPL Electric Utilities Corp.,
[a]	2.484% (LIBOR 3 Month + 0.25%) due 9/28/2023	200,000	198,300
	2.50% due 9/1/2022	281,000	280,758
	Public Service Enterprise Group, Inc., 2.65% due 11/15/2022	1,095,000	1,092,613
	Southern California Edison Co.,
[a]	1.845% (SOFR + 0.47%) due 12/2/2022	190,000	189,698
	Series C, 4.20% due 6/1/2025	230,000	231,410
[a]	Southern Co., 1.554% (SOFR + 0.37%) due 5/10/2023	300,000	297,759
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	184,600
	Gas Utilities — 0.8%
[a]	Atmos Energy Corp., 2.07% (LIBOR 3 Month + 0.38%) due 3/9/2023	170,000	169,595
[a]	CenterPoint Energy Resources Corp., 2.111% (LIBOR 3 Month + 0.50%) due 3/2/2023	839,000	836,357
[a]	ONE Gas, Inc., 2.331% (LIBOR 3 Month + 0.61%) due 3/11/2023	107,000	106,508
			8,495,303
	Total Corporate Bonds (Cost $34,514,175)		34,181,467
	Long-Term Municipal Bonds — 0.1%
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	29,865
	2.631% due 6/15/2024	25,000	24,448
	State of Connecticut GO, Series A, 3.471% due 9/15/2022	20,000	20,057
	Total Long-Term Municipal Bonds (Cost $75,000)		74,370
	Short-Term Investments — 14.9%
[d]	Thornburg Capital Management Fund	1,289,177	12,891,776
	United States Treasury Bill
	0.70% due 7/5/2022	$1,000,000	999,903
	1.45% due 8/25/2022	1,000,000	997,808
	1.56% due 9/1/2022	1,000,000	997,378
	1.78% due 10/6/2022	1,000,000	995,312
	2.04% due 11/3/2022	1,000,000	993,120
	2.48% due 2/23/2023	1,000,000	984,274
	2.49% due 12/29/2022	1,000,000	987,833
	2.52% due 1/26/2023	500,000	492,932
	Total Short-Term Investments (Cost $20,369,795)		20,340,336
	Total Investments — 99.7% (Cost $137,388,568)		$135,960,511
	Other Assets Less Liabilities — 0.3%		440,451
	Net Assets — 100.0%		$136,400,962

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $78,601,653, representing 57.63% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$4,848,903	$104,997,818	$(96,954,945)	$-	$-	$12,891,776	$34,272